Commitments - Summary of Commitments Under Non-Cancellable Operating Leases (Detail) - GBP (£)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating lease by lessee [Line Items]
Total commitments under non-cancellable operating leases	£ 1,045,000,000	£ 840,000,000
Not later than one year [member]
Disclosure of operating lease by lessee [Line Items]
Total commitments under non-cancellable operating leases	186,000,000	153,000,000
Between one and two years [member]
Disclosure of operating lease by lessee [Line Items]
Total commitments under non-cancellable operating leases	149,000,000	129,000,000
Between two and three years [member]
Disclosure of operating lease by lessee [Line Items]
Total commitments under non-cancellable operating leases	122,000,000	94,000,000
Between Three and Four Years [Member]
Disclosure of operating lease by lessee [Line Items]
Total commitments under non-cancellable operating leases	107,000,000	74,000,000
Between four and five years [member]
Disclosure of operating lease by lessee [Line Items]
Total commitments under non-cancellable operating leases	94,000,000	66,000,000
Later than five years [member]
Disclosure of operating lease by lessee [Line Items]
Total commitments under non-cancellable operating leases	£ 387,000,000	£ 324,000,000